Disposal of Subsidiaries (Details Textual) $ in Thousands	1 Months Ended
Dec. 31, 2017 TWD ($)
Disclosure Of Disposal of Subsidiaries [Abstract]
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 480,000
Gains on disposal of subsidiaries	$ 76,331